Pay vs Performance Disclosure number in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
			Average Summary Comp. Table Total for Non-PEO Named Executive Officers ($)(1)	Average Comp. Actually Paid to Non-PEO Named Executive Officers ($)(1)(3)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Comp. Table Total for PEO ($)(1)	Comp. Actually Paid to PEO ($)(1)(2)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($ Millions)	EBITDA As Defined Dollars ($ Millions)(5)

2024	21,432,369	173,869,469	17,833,657	50,445,266	311.63	181.73	1,715	4,173
2023	23,845,374	80,979,736	8,539,897	20,541,600	183.71	129.19	1,299	3,395
2022	18,709,996	2,210,189	6,683,966	(442,736)	114.35	105.57	867	2,646
2021	21,484,504	44,523,404	16,577,165	28,844,554	131.46	137.33	681	2,189

Named Executive Officers, Footnote
(1)Kevin M. Stein served as our principal executive officer (“PEO”) for 2021, 2022, 2023 and 2024. Our non-PEO NEOs included W. Nicholas Howley, Robert S. Henderson, Jorge L. Valladares III, Michael J. Lisman and Sarah L. Wynne for 2021, Jorge L. Valladares III, Michael J. Lisman, Sarah L. Wynne and Halle F. Martin for 2022, Sarah L. Wynne, Jorge L. Valladares III, Michael J. Lisman, Joel B. Reiss and Jessica L. Warren for 2023, and Sarah L. Wynne, Michael J. Lisman, Joel B. Reiss and Jessica L. Warren for 2024.

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return of the S&P Aerospace & Defense Select Index, which we consider to be our peer group for purposes of the performance graph included in our Annual Reports on Form 10-K.
PEO Total Compensation Amount	$ 21,432,369	$ 23,845,374	$ 18,709,996	$ 21,484,504
PEO Actually Paid Compensation Amount	$ 173,869,469	80,979,736	2,210,189	44,523,404
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to our PEO reflects the following adjustments from “Total Compensation” reported in the Fiscal 2024 Summary Compensation Table (in dollars):

PEO	2024

Summary Compensation Table (“SCT”) Total for PEO (Column (b))	21,432,369
Less: Stock Award values reported in SCT	—
Less: Option Award values reported in SCT	(15,822,774)
Plus (Less): Change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	106,523,312
Plus: Covered year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	33,694,562
Plus: Vesting date fair value of equity awards granted and vested in the covered year	—
Plus (Less): Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	28,042,000
Less: Fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	—
Plus: Dollar value of dividends paid on equity awards in the covered year	—
Less: Aggregate change in actuarial present value of pension benefits	—
Plus: Service cost of pension benefits	—
Plus: Prior service cost of pension benefits	—
Compensation Actually Paid to PEO (Column (c))	173,869,469

Non-PEO NEO Average Total Compensation Amount	$ 17,833,657	8,539,897	6,683,966	16,577,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 50,445,266	20,541,600	(442,736)	28,844,554
Adjustment to Non-PEO NEO Compensation Footnote	Average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from average “Total Compensation” reported in the Fiscal 2024 Summary Compensation Table (in dollars):

NEO	2024

Average SCT Total for Non-PEOs (Column (d))	17,833,657
Less: Stock Award values reported in SCT	—
Less: Option Award values reported in SCT	(12,216,550)
Plus (Less): Change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	15,201,392
Plus: Covered year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	19,951,378
Plus: Vesting date fair value of equity awards granted and vested in the covered year	4,103,954
Plus (Less): Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	5,571,435
Less: Fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	—
Plus: Dollar value of dividends paid on equity awards in the covered year	—
Less: Aggregate change in actuarial present value of pension benefits	—
Plus: Service cost of pension benefits	—
Plus: Prior service cost of pension benefits	—
Compensation Actually Paid to Non-PEOs (Column (e))	50,445,266

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	AOP •EBITDA As Defined dollars •EBITDA As Defined margin
Total Shareholder Return Amount	$ 311.63	183.71	114.35	131.46
Peer Group Total Shareholder Return Amount	181.73	129.19	105.57	137.33
Net Income (Loss)	$ 1,715,000,000	$ 1,299,000,000	$ 867,000,000	$ 681,000,000
Company Selected Measure Amount	4,173	3,395	2,646	2,189
PEO Name	Kevin M. Stein	Kevin M. Stein	Kevin M. Stein	Kevin M. Stein
Additional 402(v) Disclosure
The SEC requires us to disclose the following pay versus performance information. The table below provides information concerning the relationship between compensation actually paid to certain years’ NEOs, calculated in accordance with SEC rules, and certain elements of TransDigm performance for FYs 2024, 2023, 2022 and 2021.
Certain Relationships between Pay and Performance
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance table for each of 2024, 2023, 2022 and 2021, including (a) a comparison between our cumulative total shareholder return and the total shareholder return of the peer group reflected in the table above; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs and (2) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table.
Tabular List of Financial Performance Measures
The following represent the most important financial performance measures used to link compensation actually paid for FY 2024 to TransDigm’s performance. Refer to the “Compensation Discussion and Analysis” section within this proxy statement for further details about these financial performance measures.

Measure:: 1
Pay vs Performance Disclosure
Name	AOP
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA As Defined dollars
Non-GAAP Measure Description	For information regarding the calculation of EBITDA As Defined, see the “Compensation Discussion and Analysis” section of this proxy statement, plus Appendix A for a reconciliation of income from continuing operations to EBITDA As Defined.
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA As Defined margin
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,694,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,523,312
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,042,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards Adjustments, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,822,774)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,951,378
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,201,392
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,103,954
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,571,435
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards Adjustments, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,216,550)